Derviative Financial Liability (Details) - Schedule of illustrates the movement on the Warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of illustrates the movement on the Warrants [Abstract]
Fair value of Warrants at the beginning of the period / Initial recognition of Warrants at the close of the Business Combination	$ 13,628	$ 9,210
Change in fair value for the year	(690)	4,418
Fair value of Warrants at the end of the year	$ 12,938	$ 13,628